Impairment loss on investments in associated companies (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Schedule of impairment on marketable securities and investments
We have recognized the following impairments on investments in associated companies:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Impairments of Investment in associated companies and joint ventures (refer to Note 18)
Seadrill Partners - Direct ownership investments	248	—	—	723
Seadrill Partners - Subordinated units	—	—	—	82
Seadrill Partners - Seadrill member interest and IDRs	54	—	—	—
SeaMex Limited	—	—	—	36
Total impairment of investments in associated companies and joint ventures	302	—	—	841

Total impairment of investments	302	—	—	841
Our share in results of our associated companies (net of tax) were as follows:

	Successor		Predecessor
(In $ millions)	Year ended December 31, 2019	Period from July 2, 2018 through December 31, 2018	Period from January 1, 2018 through July 1, 2018	Year ended December 31, 2017
Seadrill Partners - Direct ownership interests	(107)	(82)	77	82
Seadrill Partners - Subordinated units	(17)	(20)	22	22
Seabras Sapura	29	24	46	80
SeaMex	(19)	(12)	4	—
Sonadrill	(1)	—	—	—
Archer	—	—	—	(10)
Total share in results from associated companies (net of tax)	(115)	(90)	149	174